UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page


          Report for the Calendar Year or Quarter Ended:   March 31, 2001


                          Bedford Falls Investors, L.P.
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Name of Institutional Investment Manager

               660 Madison Avenue        New York            New York      10021
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Business Address    (Street)              (City)              (State)      (Zip)


13F File Number:  028-07030

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

Jeffrey E. Schwarz               Principal and Director           (212) 486-8100
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(Name)                                  (Title)                       (Phone)


Signature, Place and Date of Signing:


/s/ Jeffrey E. Schwarz
-----------------------------
Jeffrey E. Schwarz
660 Madison Avenue
New York, New York  10021
5/02/2001

Report Type:

[X]          13F HOLDINGS REPORT.
[ ]          13F NOTICE.
[ ]          13F COMBINATION REPORT.

        FORM 13F SUMMARY PAGE

Number of Other Included Managers:     None
                                  -------------

List of Other Included Managers:       None
                                ---------------

Form 13F Information Table Entry Total:    77
                                       ------------

Form 13F Information Table Value Total:  $79,630,000
                                       --------------

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                                INFORMATION TABLE

                          BEFORD FALLS INVESTORS, L.P.

                           FORM 13F INFORMATION TABLE
                              AS OF DATE: 3/31/01

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ITEM 1                              ITEM 2       ITEM 3     ITEM 4       ITEM 5      ITEM 6    ITEM 7              ITEM 8
                                                            VALUE   SHARES/   PUT/   INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   CALL   DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------   ----   ------- ------------ -------- -------- --------
Abitibi Consolidated Inc.              Com     003924107      395    50000           50000                 50000
AES Corp                               Com     00130H105      694    13890           13890                 13890
AK Steel Holding Corp                  Com     001547108     1304   129700          129700                129700
Apache Corp                            Com     037411105      576    10000           10000                 10000
At Home Corp                         Ser A     045919107      331    73974           73974                 73974
AT&T Corp                              Com     001957109      518    24300           24300                 24300
Automatic Data Processing              Put     053015953      816    15000    Put    15000                 15000
B.F. Goodrich & Co                     Com     382388106     1193    31080           31080                 31080
Bank of America Corp.                  Put     060505954      557    10000    Put    10000                 10000
Barrett  Resources Corp                Com     068480201     1501    25000           25000                 25000
Barrett Resources Corp.               Call     068480901     1201    20000   Call    20000                 20000
Bogen Communications Int'l             Com     097189104     2731   825043          825043                825043
Canadian Natural Resources             Com     136385101      434    15000           15000                 15000
CE Franklin Ltd.                       Com     125151100      186    54700           54700                 54700
Ceridian Corp                          Com     156779100      971    52500           52500                 52500
Commscope Inc.                         Com     203372107     1334    80000           80000                 80000
Constellation Energy Group             Com     210371100      564    12800           12800                 12800
Cumulus Media Inc.                    CL A     231082108      569   100000          100000                100000
Deutsche Telekom AG ADR                ADR     251566105     1140    49200           49200                 49200
EOG Resources                          Com     26875P101      618    15000           15000                 15000
Forest Oil Corporation                 Com     346091606     1944    65000           65000                 65000
Gap Inc.                              Call     364760108     1542    65000   Call    65000                 65000
General Semiconductor Inc.             Com     370787103      852    90000           90000                 90000
Gillette Co                           Call     375766102     2649    85000   Call    85000                 85000
Global Crossing Ltd                    Com     G3921A100     1933   143300          143300                143300
Goodyear Tire & Rubber Co              Put     382550101      954    40000    Put    40000                 40000
GST Global Telecom Inc                 Com     37934X100      374   125000          125000                125000
Hercules Inc                          Call     427056906      585    45000   Call    45000                 45000
Hercules Inc.                          Com     427056106      195    15000           15000                 15000
Hercules Inc.                          Put     427056956      195    15000    Put    15000                 15000
Hexcel Corp                            Com     428291108      400    40200           40200                 40200
Honeywell International Inc.           Com     438516106      612    15000           15000                 15000
Honeywell International Inc.          Call     438516906      816    20000   Call    20000                 20000
Houston Exploration Co.                Com     442120101     1014    33800           33800                 33800
Imperial Parking Corp.                 Com     453077109      966    41800           41800                 41800
International Paper Co                 Put     460146103      314     8700    Put     8700                  8700
International Paper Co                 Com     460146103      314     8700            8700                  8700
Ivillage Inc.                          Com     46588H105       45    90000           90000                 90000
Kellstrom Industries                   Com     488035106      290   107750          107750                107750
Litton Industries Inc.                 Com     538021106     6025    75000           75000                 75000
Litton Industries Inc.                Call     538021906     4017    50000   Call    50000                 50000
Lucent Technologies Inc.               Com     549463107      370    37125           37125                 37125
Luminent Inc.                          Put     55027R953      139    54400    Put    54400                 54400
Maxcor Financial Group                 Com     31769Q108       30    15000           15000                 15000
MCI Worldcom                           Com     55268B106     2431   130081          130081                130081
MCI Worldcom                          Call     55268B906     1121    60000   Call    60000                 60000
MCI Worldcom                          Call     55268B906     1121    60000   Call    60000                 60000
Mesaba Holdings Inc.                   Com     59066B102      834    75000           75000                 75000
MRV Communications, Inc.               Com     553477100      520    75000           75000                 75000
Newfield Exploration Co.               Com     651290108      873    25000           25000                 25000
Nisource Inc                           Com     65473P105     1170    37600           37600                 37600
Nordic American Tanker Shipping        Com     G65773106     1343    67500           67500                 67500
Quaker Oats                           Call     747402905     3882    40000   Call    40000                 40000
Quaker Oats                           Call     747402905     1941    20000   Call    20000                 20000
Qwest Communications International     Com     749121109      876    25000           25000                 25000
Riverstone Networks Inc.               Put     769320902      186    20000    Put    20000                 20000
Sara Lee Corp                          Com     803111903     1524    70600           70600                 70600
SBC Communications Inc.               Call     78387G103     1116    25000   Call    25000                 25000
SBC Communications Inc.                Com     78387G103      669    15000           15000                 15000
Sodexho Marriot Svcs Inc.              Com     833793102     1743    60000           60000                 60000
Southern Company                       Com     842587107     2618    74600           74600                 74600
Spacelabs Medical Inc.                 Com     846247104      245    21800           21800                 21800
Spherion Corp                          Com     848420105     1011   145700          145700                145700
St. John Knits Int'l Inc.              Com     79025Q107      781    21700           21700                 21700
Sunoco Inc.                            Com     86764P109      649    20000           20000                 20000
Verizon Communications                Call     92343V904      325     6588   Call     6588                  6588
Verizon Communications                 Com     92343V104      493    10000           10000                 10000
Verizon Communications                Call     92343V904     2465    50000   Call    50000                 50000
Visible Genetics                       Com     92829S104      595    35000           35000                 35000
Visible Genetics                      Call     92829S904      184    10800   Call    10800                 10800
Vivendi Universal                      ADR     92851S204      506     8340            8340                  8340
Vodafone Airtouch PLC                  ADR     92857W100      633    23300           23300                 23300
Waypoint Financial Corp                Com     946756103     2230   210000          210000                210000
Westell Technologies Inc - CL A       CL A     957541105      237    70290           70290                 70290
Westminster Capital                    Com     960631109       54    25500           25500                 25500
Willamette Industries Inc.             Com     969133107      460    10000           10000                 10000
Wyndham International Inc.             Com     983101106      586   275000          275000                275000
